FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 101.4%
	AEROSPACE/DEFENSE — 1.9%
1,983	Boeing Co.*,1	$301,496
770	Lockheed Martin Corp.[1]	450,111
5,014	RTX Corp.[1]	607,496
		1,359,103
	AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
3,795	General Electric Co. DBA GE Aerospace[1]	715,661

	APPLICATIONS SOFTWARE — 7.7%
623	Intuit, Inc.[1]	386,883
11,395	Microsoft Corp.[1]	4,903,269
455	ServiceNow, Inc.*,1	406,947
		5,697,099
	ATHLETIC FOOTWEAR — 0.6%
4,819	NIKE, Inc. - Class B1	426,000

	AUTO-CARS/LIGHT TRUCKS — 1.8%
6,687	Ford Motor Co.[1]	70,615
4,703	Tesla, Inc.*,1	1,230,446
		1,301,061
	BEVERAGES - NON-ALCOHOLIC — 1.6%
8,971	Coca-Cola Co.[1]	644,656
3,232	PepsiCo, Inc.[1]	549,602
		1,194,258
	CABLE TV — 0.4%
6,623	Comcast Corp. - Class A1	276,643

	COMMERCIAL SERVICES-FINANCE — 0.7%
2,297	PayPal Holdings, Inc.*,1	179,235
690	S&P Global, Inc.[1]	356,468
		535,703
	COMPUTER SERVICES — 1.3%
1,394	Accenture PLC - Class A1,2	492,751
2,029	International Business Machines Corp.[1]	448,571
		941,322
	COMPUTERS — 7.1%
22,415	Apple, Inc.[1]	5,222,695

	CONSUMER PRODUCTS-MISCELLANEOUS — 0.1%
640	Kimberly-Clark Corp.[1]	91,059

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	COSMETICS & TOILETRIES — 1.3%
1,559	Colgate-Palmolive Co.[1]	$161,840
4,463	Procter & Gamble Co.[1]	772,991
		934,831
	DIAGNOSTIC EQUIPMENT — 1.1%
1,262	Danaher Corp.[1]	350,861
741	Thermo Fisher Scientific, Inc.[1]	458,361
		809,222
	DIVERSIFIED BANKING INSTITUTION — 0.4%
2,692	Morgan Stanley[1]	280,614

	DIVERSIFIED MANUFACTURING — 0.4%
1,926	3M Co.[1]	263,284

	E-COMMERCE/PRODUCTS — 4.4%
17,208	Amazon.com, Inc.*,1	3,206,367

	E-COMMERCE/SERVICE — 1.1%
103	Booking Holdings, Inc.[1]	433,848
5,017	Uber Technologies, Inc.*,1	377,078
		810,926
	ELECTRIC PRODUCTS-MISCELLANEOUS — 0.3%
1,988	Emerson Electric Co.[1]	217,428

	ELECTRIC-DISTRIBUTION — 0.3%
4,548	Exelon Corp.[1]	184,421

	ELECTRIC-INTEGRATED — 2.2%
3,521	Duke Energy Corp.[1]	405,971
9,374	NextEra Energy, Inc.[1]	792,384
4,983	Southern Co.[1]	449,367
		1,647,722
	ELECTRONIC COMPONENTS-SEMICONDUCTOR — 11.2%
3,087	Advanced Micro Devices, Inc.*,1	506,515
8,387	Broadcom, Inc.[1]	1,446,757
8,056	Intel Corp.[1]	188,994
47,197	NVIDIA Corp.[1]	5,731,604
1,735	Texas Instruments, Inc.[1]	358,399
		8,232,269
	ELECTRONIC FORMS — 0.7%
1,012	Adobe, Inc.*,1	523,993

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	ENTERPRISE SOFTWARE/SERVICE — 1.6%
3,530	Oracle Corp.[1]	$601,512
2,162	Salesforce, Inc.[1]	591,761
		1,193,273
	FINANCE-CREDIT CARD — 2.9%
1,226	American Express Co.[1]	332,491
1,764	Mastercard, Inc. - Class A1	871,063
3,396	Visa, Inc. - Class A1	933,731
		2,137,285
	FINANCE-INVESTMENT BANKER/BROKER — 0.8%
3,170	Charles Schwab Corp.[1]	205,448
695	Goldman Sachs Group, Inc.[1]	344,101
		549,549
	FOOD-CONFECTIONER — 0.3%
3,136	Mondelez International, Inc. - Class A1	231,029

	INDUSTRIAL GASES — 2.3%
3,486	Linde PLC[1,2]	1,662,334

	INSTRUMENTS-CONTROLS — 0.7%
2,299	Honeywell International, Inc.[1]	475,226

	INTERNET CONTENT-ENTERTAINMENT — 3.5%
3,661	Meta Platforms, Inc. - Class A1	2,095,703
722	Netflix, Inc.*,1	512,093
		2,607,796
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.4%
298	BlackRock, Inc.[1]	282,954

	MACHINERY-CONSTRUCTION & MINING — 0.9%
1,779	Caterpillar, Inc.[1]	695,803

	MACHINERY-FARM — 0.5%
934	Deere & Co.[1]	389,786

	MEDICAL INSTRUMENTS — 0.7%
1,023	Intuitive Surgical, Inc.*,1	502,569

	MEDICAL PRODUCTS — 1.3%
5,044	Abbott Laboratories[1]	575,066
3,867	Medtronic PLC[1,2]	348,146
		923,212

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	MEDICAL-BIOMEDICAL/GENERICS — 0.7%
1,027	Amgen, Inc.[1]	$330,910
2,391	Gilead Sciences, Inc.[1]	200,461
		531,371
	MEDICAL-DRUGS — 5.2%
3,388	AbbVie, Inc.[1]	669,062
3,905	Bristol-Myers Squibb Co.[1]	202,045
1,530	Eli Lilly & Co.[1]	1,355,488
4,620	Johnson & Johnson[1]	748,717
4,863	Merck & Co., Inc.[1]	552,242
10,836	Pfizer, Inc.[1]	313,594
		3,841,148
	MEDICAL-HM — 2.6%
683	Elevance Health, Inc.[1]	355,160
2,688	UnitedHealth Group, Inc.[1]	1,571,620
		1,926,780
	MULTI-LINE INSURANCE — 2.2%
3,983	Chubb Ltd.[1,2]	1,148,657
6,070	MetLife, Inc.[1]	500,654
		1,649,311
	MULTIMEDIA — 0.4%
3,018	Walt Disney Co.[1]	290,301

	NETWORKING PRODUCTS — 1.5%
20,818	Cisco Systems, Inc.[1]	1,107,934

	NON-HAZARDOUS WASTE DISPOSAL — 1.2%
4,359	Waste Management, Inc.[1]	904,928

	OIL COMP-EXPLORATION & PRODUCTION — 0.5%
3,532	ConocoPhillips[1]	371,849

	OIL COMP-INTEGRATED — 2.9%
5,223	Chevron Corp.[1]	769,191
11,916	Exxon Mobil Corp.[1]	1,396,794
		2,165,985
	PHARMACY SERVICES — 0.3%
3,733	CVS Health Corp.[1]	234,731

	PROPERTY/CASUALTY INSURANCE — 2.4%
3,876	Berkshire Hathaway, Inc. - Class B*,1	1,783,968

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	REITS-DIVERSIFIED — 2.1%
6,499	American Tower Corp., REIT[1]	$1,511,407

	RETAIL-BUILDING PRODUCTS — 1.4%
1,892	Home Depot, Inc.[1]	766,639
1,092	Lowe's Cos., Inc.[1]	295,768
		1,062,407
	RETAIL-DISCOUNT — 2.1%
850	Costco Wholesale Corp.[1]	753,542
886	Target Corp.[1]	138,092
8,212	Walmart, Inc.[1]	663,119
		1,554,753
	RETAIL-RESTAURANTS — 1.3%
2,146	McDonald's Corp.[1]	653,478
3,381	Starbucks Corp.[1]	329,614
		983,092
	SEMICON COMPONENTS-INTEGRATED CIRCUITS — 0.5%
2,127	QUALCOMM, Inc.[1]	361,696

	SEMICONDUCTOR EQUIPMENT — 0.4%
1,598	Applied Materials, Inc.[1]	322,876

	SUPER-REGIONAL BANKS-US — 3.3%
12,869	Bank of America Corp.[1]	510,642
3,595	Citigroup, Inc.[1]	225,047
5,404	JPMorgan Chase & Co.[1]	1,139,487
2,910	U.S. Bancorp[1]	133,074
6,834	Wells Fargo & Co.[1]	386,053
		2,394,303
	TELEPHONE-INTEGRATED — 0.9%
14,049	AT&T, Inc.[1]	309,078
8,261	Verizon Communications, Inc.[1]	371,002
		680,080
	TOBACCO — 0.9%
4,077	Altria Group, Inc.[1]	208,090
3,579	Philip Morris International, Inc.[1]	434,491
		642,581
	TRANSPORT-RAIL — 0.5%
1,486	Union Pacific Corp.[1]	366,269

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Shares		Value
	TRANSPORT-SERVICES — 0.5%
564	FedEx Corp.[1]	$154,356
1,763	United Parcel Service, Inc. - Class B1	240,367
		394,723
	WEB PORTALS/ISP — 4.1%
9,761	Alphabet, Inc. - Class A1	1,618,862
8,215	Alphabet, Inc. - Class C1	1,373,466
		2,992,328
	TOTAL COMMON STOCKS (Cost $73,777,489)	74,597,318

Number
of Contracts
	PURCHASED OPTIONS CONTRACTS — 15.6%
	CALL OPTIONS — 6.4%
	S&P 500 Index
62	Exercise Price: $6,000.01, Notional Amount: $37,200,062, Expiration Date: July 26, 2027*	4,717,567

	TOTAL CALL OPTIONS (Cost $4,340,111)	4,717,567

	PUT OPTIONS — 9.2%
	iShares Core S&P 500 Index ETF
18	Exercise Price: $545.91, Notional Amount: $982,638, Expiration Date: July 26, 2027*	63,017
	S&P 500 Index
62	Exercise Price: $5,000.01, Notional Amount: $31,000,062, Expiration Date: July 26, 2027*	1,736,146
130	Exercise Price: $5,459.10, Notional Amount: $70,968,300, Expiration Date: July 26, 2027*	5,001,660
	TOTAL PUT OPTIONS (Cost $7,506,117)	6,800,823

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $11,846,228)	11,518,390

	TOTAL INVESTMENTS — 117.0% (Cost $85,623,717)	86,115,708
	Liabilities in Excess of Other Assets — (17.0)%	(12,517,836)
	TOTAL NET ASSETS — 100.0%	$73,597,872
	WRITTEN OPTIONS CONTRACTS — (16.7)%
	CALL OPTIONS — (12.1)%
	3M Co.
(5)	Exercise Price: $138.00, Notional Amount: $(69,000), Expiration Date: October 4, 2024*	(368)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
	Abbott Laboratories
(12)	Exercise Price: $113.00, Notional Amount: $(135,600), Expiration Date: October 4, 2024*	$(1,920)
	AbbVie, Inc.
(8)	Exercise Price: $195.00, Notional Amount: $(156,000), Expiration Date: October 4, 2024*	(2,592)
	Accenture PLC - Class A
(3)	Exercise Price: $352.50, Notional Amount: $(105,750), Expiration Date: October 4, 2024*	(1,035)
	Adobe, Inc.
(2)	Exercise Price: $515.00, Notional Amount: $(103,000), Expiration Date: October 4, 2024*	(1,495)
	Advanced Micro Devices, Inc.
(7)	Exercise Price: $165.00, Notional Amount: $(115,500), Expiration Date: October 4, 2024*	(1,795)
	Alphabet, Inc. - Class A
(24)	Exercise Price: $165.00, Notional Amount: $(396,000), Expiration Date: October 4, 2024*	(5,724)
	Alphabet, Inc. - Class C
(20)	Exercise Price: $165.00, Notional Amount: $(330,000), Expiration Date: October 4, 2024*	(6,450)
	Altria Group, Inc.
(10)	Exercise Price: $51.00, Notional Amount: $(51,000), Expiration Date: October 4, 2024*	(405)
	Amazon.com, Inc.
(41)	Exercise Price: $187.50, Notional Amount: $(768,750), Expiration Date: October 4, 2024*	(7,544)
	American Express Co.
(3)	Exercise Price: $272.50, Notional Amount: $(81,750), Expiration Date: October 4, 2024*	(659)
	Amgen, Inc.
(3)	Exercise Price: $325.00, Notional Amount: $(97,500), Expiration Date: October 4, 2024*	(665)
	Apple, Inc.
(54)	Exercise Price: $227.50, Notional Amount: $(1,228,500), Expiration Date: October 4, 2024*	(33,750)
	Applied Materials, Inc.
(4)	Exercise Price: $205.00, Notional Amount: $(82,000), Expiration Date: October 4, 2024*	(1,036)
	AT&T, Inc.
(34)	Exercise Price: $22.00, Notional Amount: $(74,800), Expiration Date: October 4, 2024*	(595)
	Bank of America Corp.
(31)	Exercise Price: $39.50, Notional Amount: $(122,450), Expiration Date: October 4, 2024*	(1,798)
	Berkshire Hathaway, Inc. - Class B

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(9)	Exercise Price: $457.50, Notional Amount: $(411,750), Expiration Date: October 4, 2024*	$(4,185)
	BlackRock, Inc.
(1)	Exercise Price: $950.00, Notional Amount: $(95,000), Expiration Date: October 4, 2024*	(975)
	Boeing Co.
(5)	Exercise Price: $157.50, Notional Amount: $(78,750), Expiration Date: October 4, 2024*	(518)
	Bristol-Myers Squibb Co.
(10)	Exercise Price: $51.00, Notional Amount: $(51,000), Expiration Date: October 4, 2024*	(945)
	Broadcom, Inc.
(20)	Exercise Price: $172.50, Notional Amount: $(345,000), Expiration Date: October 4, 2024*	(6,200)
	Caterpillar, Inc.
(4)	Exercise Price: $390.00, Notional Amount: $(156,000), Expiration Date: October 4, 2024*	(2,190)
	Charles Schwab Corp.
(8)	Exercise Price: $65.00, Notional Amount: $(52,000), Expiration Date: October 4, 2024*	(580)
	Chevron Corp.
(13)	Exercise Price: $145.00, Notional Amount: $(188,500), Expiration Date: October 4, 2024*	(3,880)
	Cisco Systems, Inc.
(51)	Exercise Price: $53.00, Notional Amount: $(270,300), Expiration Date: October 4, 2024*	(1,963)
	Citigroup, Inc.
(9)	Exercise Price: $62.00, Notional Amount: $(55,800), Expiration Date: October 4, 2024*	(1,062)
	Coca-Cola Co.
(22)	Exercise Price: $72.00, Notional Amount: $(158,400), Expiration Date: October 4, 2024*	(1,012)
	Colgate-Palmolive Co.
(4)	Exercise Price: $104.00, Notional Amount: $(41,600), Expiration Date: October 4, 2024*	(290)
	Comcast Corp. - Class A
(16)	Exercise Price: $41.50, Notional Amount: $(66,400), Expiration Date: October 4, 2024*	(744)
	ConocoPhillips
(9)	Exercise Price: $104.00, Notional Amount: $(93,600), Expiration Date: October 4, 2024*	(1,881)
	Costco Wholesale Corp.
(2)	Exercise Price: $885.00, Notional Amount: $(177,000), Expiration Date: October 4, 2024*	(2,055)
	CVS Health Corp.

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(9)	Exercise Price: $61.00, Notional Amount: $(54,900), Expiration Date: October 4, 2024*	$(1,966)
	Danaher Corp.
(3)	Exercise Price: $277.50, Notional Amount: $(83,250), Expiration Date: October 4, 2024*	(900)
	Deere & Co.
(2)	Exercise Price: $415.00, Notional Amount: $(83,000), Expiration Date: October 4, 2024*	(1,155)
	Eli Lilly & Co.
(4)	Exercise Price: $885.00, Notional Amount: $(354,000), Expiration Date: October 4, 2024*	(5,160)
	Emerson Electric Co.
(5)	Exercise Price: $109.00, Notional Amount: $(54,500), Expiration Date: October 4, 2024*	(613)
	Exxon Mobil Corp.
(30)	Exercise Price: $116.00, Notional Amount: $(348,000), Expiration Date: October 4, 2024*	(6,045)
	FedEx Corp.
(1)	Exercise Price: $267.50, Notional Amount: $(26,750), Expiration Date: October 4, 2024*	(723)
	Ford Motor Co.
(16)	Exercise Price: $11.00, Notional Amount: $(17,600), Expiration Date: October 4, 2024*	(72)
	General Electric Co. DBA GE Aerospace
(9)	Exercise Price: $185.00, Notional Amount: $(166,500), Expiration Date: October 4, 2024*	(3,555)
	Gilead Sciences, Inc.
(6)	Exercise Price: $84.00, Notional Amount: $(50,400), Expiration Date: October 4, 2024*	(423)
	Goldman Sachs Group, Inc.
(2)	Exercise Price: $500.00, Notional Amount: $(100,000), Expiration Date: October 4, 2024*	(669)
	Home Depot, Inc.
(5)	Exercise Price: $400.00, Notional Amount: $(200,000), Expiration Date: October 4, 2024*	(3,487)
	Honeywell International, Inc.
(6)	Exercise Price: $207.50, Notional Amount: $(124,500), Expiration Date: October 4, 2024*	(840)
	Intel Corp.
(20)	Exercise Price: $24.00, Notional Amount: $(48,000), Expiration Date: October 4, 2024*	(660)
	International Business Machines Corp.
(5)	Exercise Price: $222.50, Notional Amount: $(111,250), Expiration Date: October 4, 2024*	(710)
	Intuit, Inc.

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(1)	Exercise Price: $620.00, Notional Amount: $(62,000), Expiration Date: October 4, 2024*	$(810)
	Intuitive Surgical, Inc.
(2)	Exercise Price: $480.00, Notional Amount: $(96,000), Expiration Date: October 4, 2024*	(2,740)
	Johnson & Johnson
(11)	Exercise Price: $162.50, Notional Amount: $(178,750), Expiration Date: October 4, 2024*	(1,045)
	JPMorgan Chase & Co.
(13)	Exercise Price: $210.00, Notional Amount: $(273,000), Expiration Date: October 4, 2024*	(2,892)
	Kimberly-Clark Corp.
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: October 4, 2024*	(155)
	Lockheed Martin Corp.
(2)	Exercise Price: $585.00, Notional Amount: $(117,000), Expiration Date: October 4, 2024*	(940)
	Lowe's Cos., Inc.
(3)	Exercise Price: $267.50, Notional Amount: $(80,250), Expiration Date: October 4, 2024*	(1,327)
	Mastercard, Inc. - Class A
(4)	Exercise Price: $495.00, Notional Amount: $(198,000), Expiration Date: October 4, 2024*	(1,310)
	McDonald's Corp.
(5)	Exercise Price: $305.00, Notional Amount: $(152,500), Expiration Date: October 4, 2024*	(1,127)
	Medtronic PLC
(9)	Exercise Price: $90.00, Notional Amount: $(81,000), Expiration Date: October 4, 2024*	(635)
	Merck & Co., Inc.
(12)	Exercise Price: $113.00, Notional Amount: $(135,600), Expiration Date: October 4, 2024*	(1,698)
	Meta Platforms, Inc. - Class A
(9)	Exercise Price: $570.00, Notional Amount: $(513,000), Expiration Date: October 4, 2024*	(8,145)
	MetLife, Inc.
(15)	Exercise Price: $83.00, Notional Amount: $(124,500), Expiration Date: October 4, 2024*	(825)
	Microsoft Corp.
(27)	Exercise Price: $430.00, Notional Amount: $(1,161,000), Expiration Date: October 4, 2024*	(11,340)
	Mondelez International, Inc. - Class A
(8)	Exercise Price: $74.00, Notional Amount: $(59,200), Expiration Date: October 4, 2024*	(320)
	Morgan Stanley

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(7)	Exercise Price: $104.00, Notional Amount: $(72,800), Expiration Date: October 4, 2024*	$(921)
	Netflix, Inc.
(2)	Exercise Price: $710.00, Notional Amount: $(142,000), Expiration Date: October 4, 2024*	(1,760)
	NextEra Energy, Inc.
(23)	Exercise Price: $85.00, Notional Amount: $(195,500), Expiration Date: October 4, 2024*	(1,897)
	NIKE, Inc. - Class B
(12)	Exercise Price: $90.00, Notional Amount: $(108,000), Expiration Date: October 4, 2024*	(2,976)
	NVIDIA Corp.
(111)	Exercise Price: $120.00, Notional Amount: $(1,332,000), Expiration Date: October 4, 2024*	(35,242)
	Oracle Corp.
(9)	Exercise Price: $167.50, Notional Amount: $(150,750), Expiration Date: October 4, 2024*	(3,307)
	PayPal Holdings, Inc.
(5)	Exercise Price: $78.00, Notional Amount: $(39,000), Expiration Date: October 4, 2024*	(568)
	PepsiCo, Inc.
(8)	Exercise Price: $170.00, Notional Amount: $(136,000), Expiration Date: October 4, 2024*	(1,132)
	Pfizer, Inc.
(26)	Exercise Price: $29.00, Notional Amount: $(75,400), Expiration Date: October 4, 2024*	(650)
	Philip Morris International, Inc.
(9)	Exercise Price: $121.00, Notional Amount: $(108,900), Expiration Date: October 4, 2024*	(1,080)
	Procter & Gamble Co.
(11)	Exercise Price: $175.00, Notional Amount: $(192,500), Expiration Date: October 4, 2024*	(523)
	QUALCOMM, Inc.
(5)	Exercise Price: $170.00, Notional Amount: $(85,000), Expiration Date: October 4, 2024*	(1,430)
	RTX Corp.
(12)	Exercise Price: $121.00, Notional Amount: $(145,200), Expiration Date: October 4, 2024*	(1,422)
	S&P 500 Index
(62)	Exercise Price: $5,000.01, Notional Amount: $(31,000,062), Expiration Date: July 26, 2027*	(8,682,432)
	S&P Global, Inc.
(2)	Exercise Price: $512.50, Notional Amount: $(102,500), Expiration Date: October 4, 2024*	(1,390)
	Salesforce, Inc.

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(5)	Exercise Price: $275.00, Notional Amount: $(137,500), Expiration Date: October 4, 2024*	$(1,452)
	ServiceNow, Inc.
(1)	Exercise Price: $885.00, Notional Amount: $(88,500), Expiration Date: October 4, 2024*	(1,585)
	Southern Co.
(12)	Exercise Price: $90.00, Notional Amount: $(108,000), Expiration Date: October 4, 2024*	(930)
	Starbucks Corp.
(8)	Exercise Price: $98.00, Notional Amount: $(78,400), Expiration Date: October 4, 2024*	(724)
	Target Corp.
(2)	Exercise Price: $155.00, Notional Amount: $(31,000), Expiration Date: October 4, 2024*	(478)
	Tesla, Inc.
(12)	Exercise Price: $260.00, Notional Amount: $(312,000), Expiration Date: October 4, 2024*	(10,410)
	Texas Instruments, Inc.
(4)	Exercise Price: $210.00, Notional Amount: $(84,000), Expiration Date: October 4, 2024*	(496)
	Thermo Fisher Scientific, Inc.
(2)	Exercise Price: $617.50, Notional Amount: $(123,500), Expiration Date: October 4, 2024*	(1,350)
	U.S. Bancorp
(7)	Exercise Price: $45.50, Notional Amount: $(31,850), Expiration Date: October 4, 2024*	(480)
	Uber Technologies, Inc.
(12)	Exercise Price: $76.00, Notional Amount: $(91,200), Expiration Date: October 4, 2024*	(978)
	Union Pacific Corp.
(4)	Exercise Price: $245.00, Notional Amount: $(98,000), Expiration Date: October 4, 2024*	(1,240)
	United Parcel Service, Inc. - Class B
(4)	Exercise Price: $135.00, Notional Amount: $(54,000), Expiration Date: October 4, 2024*	(974)
	UnitedHealth Group, Inc.
(7)	Exercise Price: $282.50, Notional Amount: $(407,750), Expiration Date: October 4, 2024*	(5,460)
	Verizon Communications, Inc.
(20)	Exercise Price: $45.00, Notional Amount: $(90,000), Expiration Date: October 4, 2024*	(670)
	Visa, Inc. - Class A
(8)	Exercise Price: $275.00, Notional Amount: $(220,000), Expiration Date: October 4, 2024*	(1,840)
	Walmart, Inc.

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Number
of Contracts		Value
(20)	Exercise Price: $80.00, Notional Amount: $(160,000), Expiration Date: October 4, 2024*	$(2,440)
	Walt Disney Co.
(7)	Exercise Price: $96.00, Notional Amount: $(67,200), Expiration Date: October 4, 2024*	(812)
	Waste Management, Inc.
(11)	Exercise Price: $205.00, Notional Amount: $(225,500), Expiration Date: October 4, 2024*	(3,575)
	Wells Fargo & Co.
(16)	Exercise Price: $56.00, Notional Amount: $(89,600), Expiration Date: October 4, 2024*	(1,664)
	TOTAL CALL OPTIONS (Proceeds $8,160,507)	(8,932,886)

	PUT OPTIONS — (4.6)%
	S&P 500 Index
(62)	Exercise Price: $6,000.01, Notional Amount: $(37,200,062), Expiration Date: July 26, 2027*	(3,367,707)
	TOTAL PUT OPTIONS (Proceeds $3,843,888)	(3,367,707)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $12,004,395)	$(12,300,593)

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for written options contracts. The market value of the securities pledged as collateral is $4,771,392, which represents 6.48% of the total net assets of the Fund.

2 Foreign security denominated in U.S. Dollars.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

FT Vest Hedged Equity Income Fund – Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2024 (Unaudited)

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FT Vest Hedged Equity Income Fund – Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2024 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$74,597,318	$-	$-	$74,597,318
Total Investments	74,597,318	-	-	74,597,318
Purchased Options Contracts	-	11,518,390	-	11,518,390
Total Investments and Options	$74,597,318	$11,518,390	$-	$86,115,708

Liabilities
Written Options Contracts	$250,454	$12,050,139	$-	$12,300,593
Total Options	$250,454	$12,050,139	$-	$12,300,593

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.